INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Schedule of summarized financial information of affiliates with significant influence (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended				13 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Current assets		R$ 28,610,189	R$ 28,610,189	R$ 25,577,934
Non-current assets held for sale		2,138,165	2,138,165	40,383
Non-current assets		111,255,193	111,255,193	108,907,058
Current liabilities		16,158,805	16,158,805	15,798,213
Liabilities related to assets held for sale		238,393	238,393
Non-current liabilities		72,725,397	72,725,397	70,517,380
Revenue			39,468,497	39,322,786		R$ 26,093,154
Other comprehensive income			(344,957)	993,684		(467,466)
Total comprehensive income for the year			4,539,787	3,814,559		6,228,994
Equity		50,981,180	50,981,180	48,169,399		28,870,022		R$ 20,818,867
Profit for the period of one month			4,884,744	2,820,875	[1]	6,696,460
Interest in earnings of associates			350,399	418,897	[1]	R$ 130,225
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Equity		190,965,000	190,965,000
Cosan ownership interest							4.90%
Profit for the period of one month			39,940,000
Affiliates with significant influence [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Current assets		71,488,000	71,488,000
Non-current assets held for sale		19,041,000	19,041,000
Non-current assets		559,608,737	559,608,737
Current liabilities		69,424,316	69,424,316
Liabilities related to assets held for sale		2,714,000	2,714,000
Non-current liabilities		234,756,474	234,756,474
Revenue			208,066,000
Other comprehensive income			(2,467,000)
Total comprehensive income for the year			38,087,000
Equity		R$ 326,980,947	R$ 326,980,947
Cosan ownership interest		4.90% [2]	4.90%
Equity interest of Cosan's Investment		R$ 16,022,066	R$ 16,022,066
Profit for the period of one month	[2]	2,189,734
Cosan's share of one month period	[2]	107,297
Amortization of fair value adjustments	[2]	(11,222)
Interest in earnings of associates	[2]	R$ 96,075

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.